SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (AJS Bancorp, MHC)	Oct. 31, 2013
AJS Bancorp, MHC
Nature of Operations and Principles of Consolidation
Ownership percentage held by AJS Bancorp, MHC	60.80%